Annual Total Returns - BlackRock Core Bond Portfolio (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A, C, Institutional and Class R - BlackRock Core Bond Portfolio - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	4.99%
Annual Return 2012	7.03%
Annual Return 2013	(1.60%)
Annual Return 2014	6.30%
Annual Return 2015	0.11%
Annual Return 2016	2.28%
Annual Return 2017	3.00%
Annual Return 2018	(0.73%)
Annual Return 2019	9.41%
Annual Return 2020	8.02%